Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-retirement benefits plans - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Investment strategies
Equity securities	€ 1,359	€ 1,308
Fixed income securities	18,896	18,805
Insurance contracts	981	793
Real estate	1,224	1,195
Short-term investments	1,646	911
Other	3,022	2,676
Total plan assets	€ 27,128	€ 25,688
Equity securities (as a percent)	5.00%	5.00%
Debt securities (as a percent)	70.00%	73.00%
Insurance contracts (as a percent)	4.00%	3.00%
Real estate (as a percent)	4.00%	5.00%
Short-term investments (as a percent)	6.00%	4.00%
Other (as a percent)	11.00%	10.00%
Total (as a percent)	100.00%	100.00%
Level 1
Investment strategies
Equity securities	€ 1,359	€ 1,198
Fixed income securities	18,732	18,666
Real estate		101
Short-term investments	1,646	738
Other	107	130
Total plan assets	21,844	20,833
Unquoted
Investment strategies
Equity securities		110
Fixed income securities	164	139
Insurance contracts	981	793
Real estate	1,224	1,094
Short-term investments		173
Other	2,915	2,546
Total plan assets	€ 5,284	€ 4,855